Description of Plan (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Schedule of Matching Contributions Based on the Years of Service	Matching contributions were based on the years of service as listed in the following schedule:

Years of Service	% Match
Less than three years	3%
After three years	4%
After five years	5%
After seven or more years	6%

Enovation, HCEE, HHAM, and Helios [Member]
EBP, Description of Plan [Line Items]
Schedule Of Vested Employer Contributions Based On Years Of Services	All participants employed by Enovation, HCEE, HHAM, and Helios are vested in all employer contributions based on years of services in accordance with the table below.

Years of Service	Vesting %
Less than 1	—
1	20%
2	40%
3	60%
4	80%
5 or more	100%

Enovation and Balboa [Member]
EBP, Description of Plan [Line Items]
Schedule Of Vested Employer Contributions Based On Years Of Services

Participants who were employed by Enovation and Balboa prior to January 1, 2025, were vested in all employer contributions based upon years of service defined in the Plan, as follows:

Years of Service	Vesting %
Less than 1	—
1	33%
2	67%
3 or more	100%